SMITH BREEDEN SHORT DURATION U.S. GOVERNMENT FUND
SCHEDULE OF INVESTMENTS (UNAUDITED)                           SEPTEMBER 30, 1997
--------------------------------------------------------------------------------

                                                                                                                 MARKET
  FACE AMOUNT                                             SECURITY                                               VALUE
---------------                                           --------                                            ------------
                  U.S. GOVERNMENT & AGENCY OBLIGATIONS -- 97.93%
                  FEDERAL HOME LOAN MORTGAGE CORP. -- 25.05% *
                  FHLMC GOLD:
  $16,750,000     7.50%, due date to be announced..........................................................   $ 17,096,992
      180,622     8.00%, due 5/01/25.......................................................................        186,940
    8,194,327     8.50%, due 5/01/25 to 12/01/25...........................................................      8,585,978
                                                                                                              ------------
                  TOTAL FEDERAL HOME LOAN MORTGAGE CORP.
                    (COST $25,585,820).....................................................................     25,869,910
                                                                                                              ------------
                  FEDERAL NATIONAL MORTGAGE ASSOCIATION -- 0.43% *
                  FNMA INTEREST ONLY **:
    1,495,854     9.00%, due 7/25/21.......................................................................        439,099
                                                                                                              ------------
                  TOTAL FEDERAL NATIONAL MORTGAGE ASSOCIATION
                    (COST $165,646)........................................................................        439,099
                                                                                                              ------------
                  GOVERNMENT NATIONAL MORTGAGE ASSOCIATION -- 72.08% *.....................................
                  GNMA ARM:
   25,596,477     5.00%, due 1/20/27 to 9/20/27............................................................     25,431,180
   42,885,307     5.50%, 2/20/27 to 9/20/27................................................................     42,824,134
      645,226     7.00%, due 3/20/21.......................................................................        666,012
    2,633,367     7.125%, due 7/20/17 to 9/20/22...........................................................      2,717,311
    1,461,889     7.375%, due 5/20/22 to 4/01/24...........................................................      1,506,257
                  GNMA:
    1,169,913     9.50%, due 7/15/09 to 4/15/25............................................................      1,265,674
                                                                                                              ------------
                  TOTAL GOVERNMENT NATIONAL MORTGAGE ASSOCIATION
                    (COST $73,747,542).....................................................................     74,410,568
                                                                                                              ------------
                  U.S. GOVERNMENT OBLIGATIONS -- 0.37%
                  U.S. TREASURY BILL ***
      400,000     5.51%, due 5/29/97.......................................................................        386,430
                                                                                                              ------------
                  TOTAL U.S. GOVERNMENT OBLIGATIONS (COST $385,355)........................................        386,430
                                                                                                              ------------
                  TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS
                    (COST $99,884,363).....................................................................    101,106,007
                                                                                                              ------------

NOTIONAL AMOUNT   THREE-MONTH LIBOR INTEREST RATE SWAP CONTRACTS -- (0.13)%
---------------
  $20,000,000     Contract dated 6/22/93 with Prudential Global Funding,
                  Expires 6/22/98, pay rate 5.458%.........................................................         78,261
   20,000,000     Contract dated 8/31/93 with Salomon Swapco,
                  Expires 8/30/00, pay rate 5.34%..........................................................        431,295
   20,000,000     Contract dated 5/15/95 with Salomon Swapco,
                  Expires 5/15/05, pay rate 6.951%.........................................................       (646,767)
                                                                                                              ------------
                  TOTAL THREE-MO. LIBOR INTEREST RATE SWAP CONTRACTS.......................................       (137,211)
                                                                                                              ------------
                  THREE-MONTH LIBOR INTEREST RATE CAP CONTRACTS -- 0.58%
   50,000,000     Contract with Salomon Swapco, expires 4/23/03,
                  Strike rate 7.50%........................................................................        597,000
                                                                                                              ------------
                  TOTAL THREE-MO. LIBOR INTEREST RATE CAP CONTRACTS
                    (COST $1,565,832)......................................................................        597,000
                                                                                                              ------------

SMITH BREEDEN SHORT DURATION U.S. GOVERNMENT FUND
SCHEDULE OF INVESTMENTS (CONTINUED) (UNAUDITED)               SEPTEMBER 30, 1997
--------------------------------------------------------------------------------

                                                                                                                 MARKET
   CONTRACTS                                              SECURITY                                               VALUE
---------------                                           --------                                            ------------
                  OPTION CONTRACTS -- 0.05%
           60     Call on 10 Year US Treasury Note futures, expires 12/97, strike price $110...............   $     26,250
           72     Call on 10 Year US Treasury Note futures, expires 12/97, strike price $112...............         13,500
           40     Put on 10 Year US Treasury Note futures, expires 12/97, strike price $106................          1,250
           80     Put on 10 Year US Treasury Note futures, expires 12/97, strike price $107................          6,250
                                                                                                              ------------
                  TOTAL OPTION CONTRACTS (COST $84,885)....................................................         47,250
                                                                                                              ------------
                  TOTAL INVESTMENTS -- 98.43% (COST $101,535,080)..........................................    101,613,046
                                                                                                              ------------

  FACE AMOUNT     REPURCHASE AGREEMENTS -- 5.81%:
---------------
  $ 6,000,000     Morgan Stanley 5.58 due 10/01/97 dated 9/24/97...........................................      6,000,000
                                                                                                              ------------
                  TOTAL REPURCHASE AGREEMENTS (COST $6,000,000)............................................      6,000,000
                                                                                                              ------------
                  SHORT SALES -- (9.47%)
   10,000,000     GNMA 6.5% due date to be announced.......................................................     (9,778,125)
                                                                                                              ------------
                  TOTAL SHORT SALES (PROCEEDS $9,196,318)..................................................     (9,778,125)
                                                                                                              ------------
                  CASH AND OTHER ASSETS LESS LIABILITIES -- 5.23%..........................................      5,403,913
                                                                                                              ------------
                  NET ASSETS -- 100.00%....................................................................   $103,238,834
                                                                                                              ------------
                                                                                                              ------------

---------------

 * Mortgage-backed obligations are subject to principal paydowns as a result of prepayments or refinancings of the underlying mortgage instruments. As a result, the average life may be substantially less than the original maturity. The interest rate shown is the rate in effect at September 30, 1997. ARMs have coupon rates which adjust periodically. The adjusted rate is determined by adding a spread to a specified index.

 ** Represents an interest only stripped mortgage-backed security.

*** Security is segregated as collateral.

Portfolio Abbreviations:
   ARM -- Adjustable-Rate Mortgage
FHLMC -- Federal Home Loan Mortgage Corporation
 FNMA -- Federal National Mortgage Association
 GNMA -- Government National Mortgage Association

--------------------------------------------------------------------------------

   The accompanying notes are an integral part of these financial statements.

SMITH BREEDEN SHORT DURATION U.S. GOVERNMENT FUND
STATEMENT OF ASSETS AND LIABILITIES
AS OF SEPTEMBER 30, 1997 (UNAUDITED)
--------------------------------------------------------------------------------

ASSETS:
  Investments at market value (identified cost $101,535,080) (Note 1).......................................   $101,613,046
  Cash......................................................................................................         85,631
  Repurchase agreement (cost $6,000,000) (Note 1)...........................................................      6,000,000
  Receivables:
     Subscriptions..........................................................................................         61,658
     Interest...............................................................................................        548,555
     Securities sold........................................................................................     29,311,385
  Other assets..............................................................................................         55,856
                                                                                                               ------------
     TOTAL ASSETS...........................................................................................    137,676,131
                                                                                                               ------------

LIABILITIES:
  Short sales at market value (Proceeds $9,196,318).........................................................      9,778,125
  Payables:
     Variation margin on futures contracts (Note 2).........................................................         38,062
     Redemptions............................................................................................         98,561
     Securities purchased...................................................................................     24,348,250
     Swap interest..........................................................................................         26,913
     Due to adviser (Note 3)................................................................................         59,188
     Accrued expenses.......................................................................................         88,198
                                                                                                               ------------
     TOTAL LIABILITIES......................................................................................     34,437,297
                                                                                                               ------------

NET ASSETS:
  (Applicable to outstanding shares of 10,442,306 unlimited number of shares of beneficial interest
     authorized; no stated par).............................................................................   $103,238,834
                                                                                                               ------------
                                                                                                               ------------
  Net asset value, offering price and redemption price per share ($103,238,834410,442,306)..................   $       9.89
                                                                                                               ------------
                                                                                                               ------------

SOURCE OF NET ASSETS:
  Paid in capital...........................................................................................   $108,038,150
  Overdistributed net investment income.....................................................................       (573,182)
  Accumulated net realized loss on investments..............................................................     (3,991,764)
  Net unrealized depreciation of investments, interest rate swaps, short sales and futures contracts........       (234,370)
                                                                                                               ------------
     NET ASSETS.............................................................................................   $103,238,834
                                                                                                               ------------
                                                                                                               ------------

--------------------------------------------------------------------------------

   The accompanying notes are an integral part of these financial statements.

SMITH BREEDEN SHORT DURATION U.S. GOVERNMENT FUND
STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED SEPTEMBER 30, 1997 (UNAUDITED)
--------------------------------------------------------------------------------

INVESTMENT INCOME:
  Interest and discount earned, net of premium amortization and interest expense (Note 1).....................   $ 3,500,534

EXPENSES:
  Advisory fees (Note 3)......................................................................................       388,801
  Accounting and pricing services fees........................................................................        25,261
  Custodian fees..............................................................................................        17,785
  Audit and tax preparation fees..............................................................................        14,400
  Legal fees..................................................................................................        22,895
  Transfer agent fees.........................................................................................        13,989
  Registration fees...........................................................................................        10,437
  Trustees fees and expenses..................................................................................        34,400
  Insurance...................................................................................................         8,614
  Other.......................................................................................................        19,257
                                                                                                                 -----------
     TOTAL EXPENSES BEFORE REIMBURSEMENT......................................................................       555,839
     EXPENSES REIMBURSED BY ADVISER (NOTE 3)..................................................................      (122,584)
                                                                                                                 -----------
     NET EXPENSES.............................................................................................       433,255
                                                                                                                 -----------
     NET INVESTMENT INCOME....................................................................................     3,067,279
                                                                                                                 -----------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
  Net realized gain on investments............................................................................     1,597,495
  Change in unrealized appreciation (depreciation) of investments, interest rate swaps, caps, and futures
     contracts................................................................................................    (1,054,272)
                                                                                                                 -----------
  Net realized and unrealized gain on investments.............................................................       543,223
                                                                                                                 -----------
  Net increase in net assets resulting from operations........................................................   $ 3,610,502
                                                                                                                 -----------
                                                                                                                 -----------

--------------------------------------------------------------------------------

   The accompanying notes are an integral part of these financial statements.

SMITH BREEDEN SHORT DURATION U.S. GOVERNMENT FUND
STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                                          SIX MONTHS ENDED       YEAR ENDED
                                                                                         SEPTEMBER 30, 1997    MARCH 31, 1997
                                                                                            (UNAUDITED)          (AUDITED)
                                                                                         ------------------    --------------
OPERATIONS:
  Net investment income...............................................................      $  3,067,279        $  10,225,930
  Net realized gain on investments....................................................         1,597,495              846,686
  Change in unrealized appreciation (depreciation) of investments, interest rate
     swaps, caps and futures contracts................................................        (1,054,272)           1,887,652
                                                                                         ------------------    --------------
  Net increase in net assets resulting from operations................................         3,610,502           12,960,268
                                                                                         ------------------    --------------

DISTRIBUTIONS TO SHAREHOLDERS:
  Dividends from net investment income................................................        (2,963,547)         (10,225,930)
  Dividends in excess of net investment income........................................                --             (929,596)
                                                                                         ------------------    --------------
  Total distributions.................................................................        (2,963,547)         (11,155,526)
                                                                                         ------------------    --------------

CAPITAL SHARE TRANSACTIONS:
  Shares sold.........................................................................        18,539,448           59,328,830
  Shares issued on reinvestment of distributions......................................         1,415,524            2,816,807
  Shares redeemed.....................................................................       (36,351,702)        (166,786,906)
                                                                                         ------------------    --------------
  Decrease in net assets resulting from capital
     share transactions (a)...........................................................       (16,396,730)        (104,641,269)
                                                                                         ------------------    --------------
     TOTAL DECREASE IN NET ASSETS.....................................................       (15,749,775)        (102,836,527)

NET ASSETS:
  Beginning of period.................................................................       118,988,609          221,825,136
                                                                                         ------------------    --------------
  End of period.......................................................................      $103,238,834        $ 118,988,609
                                                                                         ------------------    --------------
                                                                                         ------------------    --------------
(a) Transactions in capital shares were as follows:
     Shares sold......................................................................         1,882,124            6,065,723
     Shares issued on reinvestment of distributions...................................           144,195              289,222
     Shares redeemed..................................................................        (3,690,432)         (17,017,982)
                                                                                         ------------------    --------------
     Net decrease.....................................................................        (1,664,113)         (10,663,037)
     Beginning balance................................................................        12,106,419           22,769,456
                                                                                         ------------------    --------------
     Ending balance...................................................................        10,442,306           12,106,419
                                                                                         ------------------    --------------
                                                                                         ------------------    --------------

--------------------------------------------------------------------------------

   The accompanying notes are an integral part of these financial statements.

SMITH BREEDEN SHORT DURATION U.S. GOVERNMENT FUND
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

The following average per share data, ratios and supplemental information have been derived from information provided in the financial statements.

                                                                                                                  FOR THE
                                                                                                                  PERIOD
                               SIX MONTHS                                                                        MARCH 31,
                                  ENDED            YEAR            YEAR            YEAR            YEAR          1992 (1)
                              SEPTEMBER 30,       ENDED           ENDED           ENDED           ENDED             TO
                                  1997          MARCH 31,       MARCH 31,       MARCH 31,       MARCH 31,        MARCH 31,
                               (UNAUDITED)         1997            1996            1995            1994            1993
                              -------------    ------------    ------------    ------------    ------------    -------------
NET ASSET VALUE, BEGINNING
  OF PERIOD................   $       9.83     $       9.74    $       9.90    $       9.90    $      10.00     $      10.00
                              -------------    ------------    ------------    ------------    ------------    -------------
  INCOME FROM INVESTMENT
    OPERATIONS
  Net investment income....          0.261            0.476           0.621           0.628           0.432            0.552
  Net realized and
    unrealized gain (loss)
    on investments.........          0.059            0.146          (0.148)             --          (0.070)           0.002
                              -------------    ------------    ------------    ------------    ------------    -------------
    Total from investment
      operations...........          0.320            0.622           0.473           0.628           0.362            0.554
                              -------------    ------------    ------------    ------------    ------------    -------------
  LESS DISTRIBUTIONS
  Dividends from net
    investment income......         (0.260 )         (0.476)         (0.621)         (0.628)         (0.462)          (0.554)
  Dividends in excess of
    investment income......             --           (0.056)         (0.012)             --              --               --
                              -------------    ------------    ------------    ------------    ------------    -------------
    Total distributions....         (0.260 )         (0.532)         (0.633)         (0.628)         (0.462)          (0.554)
                              -------------    ------------    ------------    ------------    ------------    -------------
NET ASSET VALUE, END OF
  PERIOD...................   $       9.89     $       9.83    $       9.74    $       9.90    $       9.90     $      10.00
                              -------------    ------------    ------------    ------------    ------------    -------------
TOTAL RETURN...............           3.30%            6.57%           4.95%           6.58%           3.67%            5.67%
RATIOS/SUPPLEMENTAL DATA
  Net assets, end of
    period.................   $103,238,834     $118,988,609    $221,825,136    $218,431,665    $218,167,491     $ 48,531,206
  Ratio of expenses to
    average net assets
    (2)....................           0.78%*           0.78%           0.78%           0.78%           0.78%            0.78%
  Ratio of net investment
    income to average net
    assets.................           5.62%*           5.04%           6.29%           6.33%           4.17%            4.53%
  Portfolio turnover
    rate...................            306%             556%            225%             47%            112%               3%
  Ratio of expenses to
    average net assets
    before reimbursement of
    expenses by the Adviser
    (2)....................           1.01%*           0.93%           0.93%           0.92%           1.00%            2.58%
  Ratio of net investment
    income to average net
    assets before
    reimbursement of
    expenses by the
    Adviser................           5.39%*           4.90%           6.13%           6.18%           3.95%            2.73%

---------------

(1) Commencement of operations.

(2) Through March 31, 1995, expense ratios include both the direct expenses of the Short Duration U.S. Government Fund, and the indirect expenses incurred through the Fund's investment in the Institutional Short Duration U.S. Government Fund (Note 1).

* Annualized

--------------------------------------------------------------------------------

   The accompanying notes are an integral part of these financial statements.

SMITH BREEDEN SHORT DURATION U.S. GOVERNMENT FUND
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

1. SIGNIFICANT ACCOUNTING POLICIES

The Smith Breeden Series Fund (the "Trust") is an open-end, diversified management investment company registered under the Investment Company Act of 1940, as amended. The Fund offers shares in two series: the Smith Breeden Short Duration U.S. Government Fund (the "Short Fund" or "Fund") and the Smith Breeden Intermediate Duration U.S. Government Fund. Prior to April 1, 1995, the Short Fund sought to achieve its investment objective by investing all of its assets in the Smith Breeden Institutional Short Duration U.S. Government Fund (the "Institutional Fund"), an open-end, diversified management investment company having the same investment objective as the Fund. However, at the close of business on March 31, 1995, pursuant to a plan of liquidation adopted March 1, 1995 by the Board of Trustees of the Institutional Short Fund, and approved by the Board of Trustees of the Short Fund, the Short Fund redeemed in-kind its shares of the Institutional Fund. The assets of the Institutional Fund were transferred in proportion to the Short Fund's ownership of the Institutional Fund in cancellation of its shares.

A. SECURITY VALUATION: Securities are valued at current market value provided by a pricing service or by a bank or broker/dealer experienced in such matters, when over-the-counter market quotations are readily available. Securities and other assets for which market prices are not readily available are valued at fair market value as determined in accordance with the procedures approved by the Board of Trustees.

B. REPURCHASE AGREEMENTS: Repurchase agreements may be entered into with member banks of the Federal Reserve System having total assets in excess of $500 million and securities dealers, provided that such banks or dealers meet the credit guidelines of the Fund's Board of Trustees. In a repurchase agreement, securities are acquired from a third party with the commitment that they will be repurchased by the seller at a fixed price on an agreed upon date. The custodian maintains control or custody of securities collateralizing repurchase agreements until maturity of the repurchase agreements. The value of the collateral will be monitored daily, and if necessary, additional collateral is received to ensure that the market value of the underlying assets remains sufficient to protect the Fund in the event of the seller's default. However, in the event of default or bankruptcy of the seller, the right to the collateral may be subject to legal proceedings.

C. REVERSE REPURCHASE AGREEMENTS: A reverse repurchase agreement involves the sale of portfolio assets concurrently with an agreement to repurchase the same assets at a later date at a fixed price. Assets will be maintained in a segregated account with the custodian, which will be marked to market daily, consisting of cash, U.S. Government securities or other liquid high-grade debt obligations equal in value to the obligations under the reverse repurchase agreements. In the event the buyer of securities under a reverse repurchase agreement files for bankruptcy or becomes insolvent, the use of the proceeds under the agreement may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the obligation to repurchase the securities.

D. DOLLAR ROLL AGREEMENTS: A dollar roll is an agreement to sell securities for delivery in the current month and simultaneously contract to repurchase substantially similar (same type and coupon) securities on a specified future date. During the roll period, principal and interest paid on these securities are not received. Compensation under the dollar roll agreement is represented by the difference between the current sales price and the forward price for the future purchase (often referred to as the "drop") as well as by the interest earned on the cash proceeds of the initial sale.

E. DISTRIBUTIONS AND TAXES: Dividends to shareholders are recorded on the ex-dividend date. The Short Fund intends to continue to qualify for and elect the special tax treatment afforded regulated investment companies under Subchapter M of the Internal Revenue Code, thereby relieving the Fund of Federal income taxes. To so qualify, the Fund intends to distribute substantially all of its net investment income and net realized capital gains, if any, less any available capital loss carryforward. As of March 31, 1997, the Fund had a net capital loss carryforward of $3,170,133 with $589 expiring on March 31, 2001, $75,461 expiring on March 31, 2002, $905,312 expiring on March 31, 2003,
$1,359,214 expiring on March 31, 2004, and $829,557 expiring on March 31, 2005.

F. DETERMINATION OF GAINS OR LOSSES ON SALES OF SECURITIES: Gains or losses on the sale of securities are calculated for accounting and tax purposes on the identified cost basis.

SMITH BREEDEN SHORT DURATION U.S. GOVERNMENT FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED) (UNAUDITED)
--------------------------------------------------------------------------------

1. SIGNIFICANT ACCOUNTING POLICIES -- CONTINUED
G. SECURITIES TRANSACTIONS AND INVESTMENT INCOME: Interest income is accrued daily on both long-term bonds and short-term investments. Interest income also includes net amortization from the purchase of fixed-income securities. Discounts and premiums on securities purchased are amortized over the life of the respective securities. Transactions are recorded on the first business day following the trade date. Realized gains and losses from security transactions are determined and accounted for on the basis of identified cost.

2. FINANCIAL INSTRUMENTS

DERIVATIVE FINANCIAL INSTRUMENTS HELD OR ISSUED FOR PURPOSES OTHER THAN TRADING:
Interest rate futures, swap, cap and option contracts are used for risk management purposes in order to reduce fluctuations in net asset value relative to the Fund's targeted option-adjusted duration.

A. FUTURES CONTRACTS: Upon entering into a futures contract, either cash or securities in an amount (initial margin) equal to a certain percentage of the contract value is required to be deposited in a segregated account. Subsequent payments (variation margin) are made or received each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains or losses. A realized gain or loss is recognized when the contract is closed or expires equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The Short Fund had the following open futures contracts as of September 30, 1997

                                                          NOTIONAL                        EXPIRATION        UNREALIZED
                        TYPE                               AMOUNT         POSITION           MONTH          GAIN/(LOSS)
                        -----                           ------------      ---------     ---------------     -----------
5 Year Treasury......................................   $ (3,400,000)     Short         December, 1997       $ (23,059)
10 Year Treasury.....................................     20,500,000      Long          December, 1997         225,170
3 Month Eurodollar...................................    115,000,000      Long          December, 1997          48,645
3 Month Eurodollar...................................    (70,000,000)     Short         March, 1998            (89,565)
3 Month Eurodollar...................................    (60,000,000)     Short         March, 1999            (91,270)
3 Month Eurodollar...................................     50,000,000      Long          March, 2000             99,775
3 Month Eurodollar...................................     50,000,000      Long          March, 2001             99,775
                                                                                                            -----------
                                                                                        Total                $ 269,471
                                                                                                            -----------
                                                                                                            -----------

Futures transactions involve costs and may result in losses. The effective use of strategies using futures depends on the Fund's ability to terminate futures positions at times when the Fund's investment adviser deems it desirable to do so. The use of futures also involves the risk of imperfect correlation among movements in the values of the securities underlying the futures purchased and sold by the Fund, of the futures contract itself, and of the securities which are the subject of a hedge.

The aggregate market value of investments to cover margin requirements for the open positions was $386,430.

B. INTEREST RATE SWAP CONTRACTS: The Fund may enter into over-the-counter transactions swapping interest rates. Interest rate swaps represent an agreement between counterparties to exchange cash flows based on the difference between two interest rates, applied to a notional principal amount for a specified period. The most common type of interest rate swap involves the exchange of fixed-rate cash flows for variable-rate cash flows. Interest rate swaps do not involve the exchange of principal between the parties. The Fund's interest rate swap contracts have been entered into on a net basis, i.e., the two payment streams are netted out, with the Short Fund receiving or paying, as the case may be, only the net amount of the two payments. As of September 30, 1997, the Short Fund had three open interest rate swap contracts. In each of the contracts, the Short Fund has agreed to pay a fixed rate and receive a floating rate. The floating rate on the contracts resets quarterly and is the three month London Interbank Offered Rate ("LIBOR"). Interest rate swap contracts will not be entered into unless the unsecured commercial paper, unsecured senior debt or the claims-paying ability of the other party thereto is rated either AA or A-1 or better by Standard & Poor's Corporation or Aa or P-1 or better by Moody's Investors Service,

SMITH BREEDEN SHORT DURATION U.S. GOVERNMENT FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED) (UNAUDITED)
--------------------------------------------------------------------------------

2. FINANCIAL INSTRUMENTS -- CONTINUED
Inc. (or is otherwise acceptable to either agency) at the time of entering into such transaction. If there is a default by the other party to the swap transaction, the Short Fund will be limited to contractual remedies pursuant to the agreements related to the transaction. There is no assurance that interest rate swap contract counterparties will be able to meet their obligations pursuant to the swap contracts or that, in the event of default, the Short Fund will succeed in pursuing contractual remedies. The Short Fund thus assumes the risk that it may be delayed in, or prevented from, obtaining payments owed to it pursuant to the swap contracts.

The Short Fund's interest payable on the interest rate swap contracts as of September 30, 1997 was $26,913, and swap contract interest receivable was $10,384. No collateral is required to be maintained on these contracts.

C. INTEREST RATE CAP CONTRACTS: The purchase of an interest rate cap entitles the purchaser, to the extent that a specified index exceeds a predetermined interest rate, to receive payments of interest on a notional principal amount from the party selling such interest rate caps. The Short Fund had one interest rate cap contract open at September 30, 1997.

3. INVESTMENT ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

Smith Breeden Associates, Inc. (the "Adviser"), a registered investment adviser, provides the Short Fund with investment management services. As compensation for these services, the Short Fund pays the Adviser a fee computed daily and payable monthly at an annual rate equal to 0.70% of the Fund's average daily net asset value.

The Adviser has voluntarily agreed to reimburse normal business expenses of the Short Fund through August 1, 1998 so that total direct and indirect operating expenses do not exceed 0.78% of its average net assets. This voluntary agreement may be terminated at any time by the Adviser in its sole discretion except that the Adviser has agreed to limit expenses of the Fund to 0.78% through August 1, 1998. For the six-months ended September 30, 1997, the Adviser received $388,801 in fees and reimbursed the Short Fund $122,584.

Pursuant to Rule 12b-1 under the Investment Company Act of 1940 ("1940 Act"), the Fund adopted, effective August 1, 1994, a Distribution and Services Plan (the "Plan"). The purpose of the Plan is to permit the Adviser to compensate investment dealers and other persons involved in servicing shareholder accounts for services provided and expenses incurred in promoting the sale of shares of the Short Fund, reducing redemptions, or otherwise maintaining or improving services provided to shareholders by such dealers or other persons. The Plan provides for payments by the Adviser, out of the advisory fee paid to it by the Short Fund, to dealers and other persons at the annual rate of up to 0.25% of the Short Fund's average net assets, subject to the authority of the Trustees of the Short Fund, to reduce the amount of payments permitted under the Plan or to suspend the Plan for such periods as they may determine. Subject to these limitations, the amount of such payments and the purposes for which they are made shall be determined by the Adviser.

Certain officers and trustees of the Fund are also officers and directors of the Adviser.

4. INVESTMENT TRANSACTIONS

During the six-months ended September 30, 1997, purchases and proceeds from sales of securities, other than short-term investments, aggregated $341,692,189 and $339,717,944 respectively for the Fund. The cost of the Short Fund's securities for federal income tax purposes at September 30, 1997, is $101,535,080. Net unrealized depreciation of investments, short sales and futures contracts consists of:

Gross unrealized appreciation.................................   $ 2,254,120
Gross unrealized depreciation.................................    (2,488,490)
                                                                 -----------
Net unrealized depreciation...................................   $  (234,370)
                                                                 -----------
                                                                 -----------

SMITH BREEDEN INTERMEDIATE DURATION U.S. GOVERNMENT FUND
SCHEDULE OF INVESTMENTS (UNAUDITED)                           SEPTEMBER 30, 1997
--------------------------------------------------------------------------------

                                                                                                                MARKET
FACE AMOUNT                                             SECURITY                                                 VALUE
-----------                                             --------                                              -----------
              U.S. GOVERNMENT & AGENCY OBLIGATIONS -- 90.42%
              FEDERAL HOME LOAN MORTGAGE CORP. -- 32.77%*
              FHLMC GOLD:
$ 2,000,000   7.50%, due date to be announced..............................................................   $ 2,045,000
 10,972,600   7.50%, due 7/01/27 to 9/01/27................................................................    11,173,938
  1,500,000   7.50%, due date to be announced..............................................................     1,537,969
    595,203   8.00%, due 10/19/24..........................................................................       616,978
                                                                                                              -----------
              TOTAL FEDERAL HOME LOAN MORTGAGE CORP. (COST $15,167,806)....................................    15,373,885
                                                                                                              -----------
              FEDERAL NATIONAL MORTGAGE ASSOC. -- 24.57%*
              FNMA:
  3,600,000   7.00%, due date to be announced..............................................................     3,581,577
  3,123,347   7.00%, due 8/1/23 to 6/01/24.................................................................     3,130,833
  3,500,000   7.50%, due date to be announced..............................................................     3,552,500
  1,169,792   9.50%, due 7/01/16 to 5/01/22................................................................     1,260,569
                                                                                                              -----------
              TOTAL FEDERAL NATIONAL MORTGAGE ASSOC. (COST $11,205,712)....................................    11,525,479
                                                                                                              -----------
              GOVERNMENT NATIONAL MORTGAGE ASSOC. -- 32.94%*
              GNMA:
     57,779   7.00%, due 3/15/26...........................................................................        57,862
  1,354,463   8.00%, due 11/15/06 to 12/15/26..............................................................     1,413,339
              GNMA ARM:
  8,783,602   5.50%, due 11/1/26 to 9/20/27................................................................     8,807,538
  1,837,315   6.00%, due 1/20/27...........................................................................     1,866,191
    561,519   6.875%, due 11/20/17 to 12/20/17.............................................................       579,436
  1,018,469   7.125%, due 8/20/17 to 8/20/18...............................................................     1,051,893
  1,623,045   7.375%, due 6/20/16 to 4/20/22...............................................................     1,675,711
                                                                                                              -----------
              TOTAL GOVERNMENT NATIONAL MORTGAGE ASSOC. (COST $15,197,385).................................    15,451,970
                                                                                                              -----------
              UNITED STATES TREASURY BILLS -- 0.14%**
     70,000   5.51%, due 5/28/98***........................................................................        67,625
                                                                                                              -----------
              TOTAL UNITED STATES TREASURY BILLS (COST $67,437)............................................        67,625
                                                                                                              -----------
              TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS (COST $41,638,340)................................    42,418,959
                                                                                                              -----------
              TOTAL INVESTMENTS (COST $41,638,340) -- 90.42%...............................................    42,418,959
                                                                                                              -----------

              REPURCHASE AGREEMENTS -- 16.41%:
  7,700,000   Morgan Stanley, 5.58%, due 10/1/97 dated 9/24/97.............................................     7,700,000
                                                                                                              -----------
              TOTAL REPURCHASE AGREEMENTS (COST $7,700,000)................................................     7,700,000
                                                                                                              -----------
              SHORT SALES -- (3.28%)
  1,500,000   FHLMC GOLD 8.00%, due date to be announced...................................................    (1,537,969)
                                                                                                              -----------
              TOTAL SHORT SALES (PROCEEDS $1,537,969)......................................................    (1,537,969)
                                                                                                              -----------
              CASH AND OTHER ASSETS LESS LIABILITIES -- (3.55%)............................................    (1,666,976)
                                                                                                              -----------
              NET ASSETS -- 100.00%........................................................................   $46,914,014
                                                                                                              -----------
                                                                                                              -----------

---------------

 * Mortgage-backed obligations are subject to principal paydowns as a result of prepayments or refinancings of the underlying mortgage instruments. As a result, the average life may be substantially less than the original maturity. The interest rate shown is the rate in effect at September 30, 1997. ARMs have coupon rates which adjust periodically. The adjusted rate is determined by adding a spread to a specified index.

 ** The interest rate shown is the discount rate paid at the time of purchase by the Fund.

*** Security is segregated as collateral.

Portfolio Abbreviations:
   ARM -- Adjustable-Rate Mortgage
FHLMC -- Federal Home Loan Mortgage Corporation
 FNMA -- Federal National Mortgage Association
 GNMA -- Government National Mortgage Association
--------------------------------------------------------------------------------

   The accompanying notes are an integral part of these financial statements.

SMITH BREEDEN INTERMEDIATE DURATION U.S. GOVERNMENT FUND
STATEMENT OF ASSETS AND LIABILITIES
SEPTEMBER 30, 1997 (UNAUDITED)
--------------------------------------------------------------------------------

ASSETS:
  Investments at market value (identified cost $41,638,340) (Note 1)..........................................   $42,418,959
  Repurchase agreement (cost $7,700,000) (Note 1).............................................................     7,700,000
  Cash........................................................................................................     1,115,801
  Receivables:
     Subscriptions............................................................................................        99,338
     Interest.................................................................................................       254,582
     Securities sold..........................................................................................     7,742,344
  Other assets................................................................................................        18,907
                                                                                                                 -----------
     TOTAL ASSETS.............................................................................................    59,349,931
                                                                                                                 -----------

LIABILITIES:
  Short sales at market value (Proceeds $1,537,969)...........................................................     1,537,969
  Payables:
     Variation margin on futures contracts (Note 2)...........................................................        18,017
     Securities purchased.....................................................................................    10,707,900
     Redemptions..............................................................................................         1,025
     Distributions............................................................................................       129,867
     Due to advisor (Note 3)..................................................................................        26,514
  Accrued expenses............................................................................................        14,625
                                                                                                                 -----------
     TOTAL LIABILITIES........................................................................................    12,435,917
                                                                                                                 -----------

NET ASSETS:
  (Applicable to outstanding shares of 4,662,311; unlimited number of shares of beneficial interest
     authorized; no stated par)...............................................................................   $46,914,014
                                                                                                                 -----------
                                                                                                                 -----------
  Net asset value, offering price and redemption price per share ($46,914,01444,662,311)......................   $     10.06
                                                                                                                 -----------
                                                                                                                 -----------

SOURCE OF NET ASSETS:
  Paid in capital.............................................................................................   $46,377,488
  Overdistributed net investment income.......................................................................      (130,006)
  Accumulated net realized loss on investments................................................................      (171,473)
  Net unrealized appreciation of investments..................................................................       838,005
                                                                                                                 -----------
     NET ASSETS...............................................................................................   $46,914,014
                                                                                                                 -----------
                                                                                                                 -----------

--------------------------------------------------------------------------------

   The accompanying notes are an integral part of these financial statements.

SMITH BREEDEN INTERMEDIATE DURATION U.S. GOVERNMENT FUND
STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED SEPTEMBER 30, 1997 (UNAUDITED)
--------------------------------------------------------------------------------

INVESTMENT INCOME:
  Interest and discount earned, net of premium amortization (Note 1)...........................................   $1,350,905

EXPENSES:
  Advisory fees (Note 3).......................................................................................      145,889
  Accounting and pricing services fees.........................................................................       16,913
  Custodian fees...............................................................................................        6,276
  Audit & tax preparation fees.................................................................................        3,270
  Transfer agent fees..........................................................................................       12,447
  Registration fees............................................................................................        8,333
  Trustees fees and expenses...................................................................................        8,158
  Insurance....................................................................................................        4,355
  Other........................................................................................................        9,478
                                                                                                                  ----------
     TOTAL EXPENSES BEFORE REIMBURSEMENT.......................................................................      215,119
     EXPENSES REIMBURSED BY ADVISER (NOTE 3)...................................................................      (31,716)
                                                                                                                  ----------
     NET EXPENSES..............................................................................................      183,403
                                                                                                                  ----------
     NET INVESTMENT INCOME.....................................................................................    1,167,502
                                                                                                                  ----------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
  Net realized gain on investments.............................................................................      659,229
  Change in unrealized appreciation of investments.............................................................      701,559
                                                                                                                  ----------
  Net realized and unrealized gain on investments..............................................................    1,360,788
                                                                                                                  ----------
  Net increase in net assets resulting from operations.........................................................   $2,528,290
                                                                                                                  ----------
                                                                                                                  ----------

--------------------------------------------------------------------------------

   The accompanying notes are an integral part of these financial statements.

SMITH BREEDEN INTERMEDIATE DURATION U.S. GOVERNMENT FUND
STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                                           SIX MONTHS ENDED       YEAR ENDED
                                                                                          SEPTEMBER 30, 1997    MARCH 31, 1997
                                                                                             (UNAUDITED)          (AUDITED)
                                                                                          ------------------    --------------
OPERATIONS:
  Net investment income................................................................      $  1,167,502        $  2,303,301
  Net realized (loss) gain on investments..............................................           659,229             (82,705)
  Change in unrealized appreciation (depreciation) of investments......................           701,559             (93,993)
                                                                                          ------------------    --------------
  Net increase in net assets resulting from operations.................................         2,528,290           2,126,603
                                                                                          ------------------    --------------

DISTRIBUTIONS TO SHAREHOLDERS:
  Dividends from net investment income.................................................        (1,167,502)         (2,260,030)
  Dividends in excess of net investment income.........................................            (5,696)                 --
  Distributions from net realized gains on investments.................................                --            (943,662)
                                                                                          ------------------    --------------
  Total distributions..................................................................        (1,173,198)         (3,203,692)
                                                                                          ------------------    --------------

CAPITAL SHARE TRANSACTIONS:
  Shares sold..........................................................................         8,159,400           1,730,791
  Shares issued on reinvestment of distributions.......................................           419,570             935,335
  Shares redeemed......................................................................          (755,573)           (300,452)
                                                                                          ------------------    --------------
  Increase in net assets resulting from capital share transactions (a).................         7,823,397           2,365,674
                                                                                          ------------------    --------------
     TOTAL INCREASE IN NET ASSETS......................................................         9,178,489           1,288,585

NET ASSETS:
  Beginning of period..................................................................        37,735,525          36,446,940
                                                                                          ------------------    --------------
  End of period........................................................................      $ 46,914,014        $ 37,735,525
                                                                                          ------------------    --------------
                                                                                          ------------------    --------------
(a) Transactions in capital shares were as follows:
     Shares sold.......................................................................           817,963             174,344
     Shares issued on reinvestment of distributions....................................            42,086              94,439
     Shares redeemed...................................................................           (75,748)            (30,101)
                                                                                          ------------------    --------------
     Net increase......................................................................           784,301             238,682
     Beginning balance.................................................................         3,878,010           3,639,328
                                                                                          ------------------    --------------
     Ending balance....................................................................         4,662,311           3,878,010
                                                                                          ------------------    --------------
                                                                                          ------------------    --------------

--------------------------------------------------------------------------------

   The accompanying notes are an integral part of these financial statements.

SMITH BREEDEN INTERMEDIATE DURATION U.S. GOVERNMENT FUND
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

     The following average per share data, ratios and supplemental information have been derived from information provided in the financial statements.

                                    SIX MONTHS                                                                 FOR THE PERIOD
                                       ENDED           YEAR           YEAR           YEAR           YEAR         MARCH 31,
                                   SEPTEMBER 30,       ENDED          ENDED          ENDED         ENDED          1992 (1)
                                       1997          MARCH 31,      MARCH 31,      MARCH 31,     MARCH 31,      TO MARCH 31,
                                    (UNAUDITED)        1997           1996           1995           1994            1993
                                   -------------    -----------    -----------    -----------    ----------    --------------
NET ASSET VALUE, BEGINNING OF
  PERIOD........................    $       9.73    $     10.01    $      9.83    $     10.01    $    10.62      $      10.00
                                   -------------    -----------    -----------    -----------    ----------    --------------
  INCOME FROM INVESTMENT
    OPERATIONS
  Net investment income.........           0.284          0.599          0.660          0.664         1.050             0.826
  Net realized and unrealized
    (loss) gain on investments..           0.328         (0.024)         0.277         (0.049)       (0.601)            0.621
                                   -------------    -----------    -----------    -----------    ----------    --------------
    Total from investment
      operations................           0.612          0.575          0.937          0.615         0.449             1.447
                                   -------------    -----------    -----------    -----------    ----------    --------------
  LESS DISTRIBUTIONS
  Dividends from net investment
    income......................          (0.280)        (0.604)        (0.656)        (0.664)       (1.044)           (0.826)
  Dividends in excess of net
    investment income...........              --             --             --         (0.108)           --                --
  Distributions from net
    realized gains on
    investments.................              --          0.000         (0.101)            --        (0.015)               --
  Distributions in excess of net
    realized gains on
    investments.................              --             --             --         (0.022)           --                --
                                   -------------    -----------    -----------    -----------    ----------    --------------
    Total distributions.........          (0.280)        (0.604)        (0.757)        (0.794)       (1.059)           (0.826)
                                   -------------    -----------    -----------    -----------    ----------    --------------
NET ASSET VALUE, END OF
  PERIOD........................    $      10.06    $      9.73    $     10.01    $      9.83    $    10.01      $      10.62
                                   -------------    -----------    -----------    -----------    ----------    --------------
TOTAL RETURN....................            6.33%          5.92%          9.69%          6.10%         4.11%            14.93%
RATIOS/SUPPLEMENTAL DATA
  Net assets, end of period.....    $ 46,914,014    $37,735,525    $36,446,940    $34,797,496    $6,779,666      $  2,923,913
  Ratio of expenses to average
    net assets (2)..............            0.88%*         0.88%          0.90%          0.90%         0.90%             0.82%
  Ratio of net investment income
    to average net assets.......            5.69%*         6.19%          6.49%          6.20%         7.74%             8.18%
  Portfolio turnover rate.......             162%           409%           193%           557%           84%               42%
  Ratio of expenses to average
    net assets before
    reimbursement of expenses by
    the Adviser.................            1.04%*         1.16%          1.14%          2.33%         2.34%            17.52%
  Ratio of net investment income
    to average net assets before
    reimbursement of expenses by
    the Adviser.................            5.53%*         5.92%          6.26%          4.77%         6.30%            (8.52%)

---------------

(1) Commencement of operations.

(2) Through August 1, 1994, expense ratios include both the direct expenses of the Intermediate Duration U.S. Government Fund, and the indirect expenses incurred through the Fund's investment in the Institutional Intermediate Duration U.S. Government Fund (Note 5).

  * Annualized

--------------------------------------------------------------------------------

   The accompanying notes are an integral part of these financial statements.

SMITH BREEDEN INTERMEDIATE DURATION U.S. GOVERNMENT FUND
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

1. SIGNIFICANT ACCOUNTING POLICIES

The Smith Breeden Series Fund (the "Trust") is an open-end, diversified management investment company registered under the Investment Company Act of 1940, as amended. The Fund offers shares in two series: the Smith Breeden Short Duration U.S. Government Fund and the Smith Breeden Intermediate Duration U.S. Government Fund ("Intermediate Fund" or "Fund"). The following is a summary of significant accounting policies consistently followed by the Intermediate Fund.

A. SECURITY VALUATION: Portfolio securities are valued at current market value provided by a pricing service or by a bank or broker/dealer experienced in such matters, when over-the-counter market quotations are readily available. Securities and other assets for which market prices are not readily available are valued at fair market value as determined in accordance with procedures approved by the Board of Trustees.

B. DISTRIBUTIONS AND TAXES: Dividends to shareholders are recorded on the ex-dividend date. The Intermediate Fund intends to continue to qualify for and elect the special tax treatment afforded regulated investment companies under Subchapter M of the Internal Revenue Code, thereby relieving the Fund of Federal income taxes. To so qualify, the Fund intends to distribute substantially all of its net investment income and net realized capital gains, if any, less any available capital loss carryforward. As of March 31, 1997, the Fund had no capital loss carryforward.

C. REPURCHASE AGREEMENTS: The Intermediate Fund may enter into repurchase agreements with member banks of the Federal Reserve System having total assets in excess of $500 million and securities dealers, provided that such banks or dealers meet the credit guidelines of the Fund's Board of Trustees. In a repurchase agreement, the Fund acquires securities from a third party with the commitment that they will be repurchased by the seller at a fixed price on an agreed upon date. The Intermediate Fund's custodian maintains control or custody of these securities collateralizing the repurchase agreements until maturity of the repurchase agreements. The value of the collateral is monitored daily, and if necessary, additional collateral is received to ensure that the market value of the underlying assets remains sufficient to protect the Fund in the event of the seller's default. However, in the event of default or bankruptcy of the seller, the Fund's right to the collateral may be subject to legal proceedings.

D. REVERSE REPURCHASE AGREEMENTS: A reverse repurchase agreement involves the sale by the Intermediate Fund of portfolio assets concurrently with an agreement by the Fund to repurchase the same assets at a later date at a fixed price. The Fund will maintain a segregated account with its custodian, which will be marked to market daily, consisting of cash, U.S. Government securities or other liquid high-grade debt obligations equal in value to its obligations under reverse repurchase agreements. In the event the buyer of securities under a reverse repurchase agreement files for bankruptcy or becomes insolvent, the Fund's use of the proceeds of the agreement may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the Fund's obligation to repurchase the securities.

E. DOLLAR ROLL AGREEMENTS: The Intermediate Fund may enter into dollar rolls in which the Fund sells securities for delivery in the current month and simultaneously contracts to repurchase substantially similar (same type and coupon) securities on a specified future date. During the roll period, the Fund foregoes principal and interest paid on these securities. The Fund is compensated by the difference between the current sales price and the forward price for the future purchase (often referred to as the "drop") as well as by the interest earned on the cash proceeds of the initial sale.

F. DETERMINATION OF GAINS OR LOSSES ON SALES OF SECURITIES: Gains or losses on the sale of securities are calculated for accounting and tax purposes on the identified cost basis.

G. SECURITIES TRANSACTIONS AND INVESTMENT INCOME: Interest income is accrued daily on both long-term bonds and short-term investments. Interest income also includes net amortization from the purchase of fixed-income securities. Discounts and premiums on securities purchased are amortized over the life of the respective securities. Transactions are recorded on the first business day following the trade date. Realized gains and losses from security transactions are determined and accounted for on the basis of identified cost.

SMITH BREEDEN INTERMEDIATE DURATION U.S. GOVERNMENT FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED) (UNAUDITED)
--------------------------------------------------------------------------------

2. FINANCIAL INSTRUMENTS

A. DERIVATIVE FINANCIAL INSTRUMENTS HELD OR ISSUED FOR PURPOSES OTHER THAN
TRADING: The Intermediate Fund uses interest rate futures contracts for risk management purposes in order to reduce fluctuation of the Fund's net asset value relative to its targeted option-adjusted duration. Upon entering into a futures contract, the Fund is required to deposit either cash or securities in an amount (initial margin) equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains or losses. The Fund recognizes a realized gain or loss when the contract is closed or expires equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The Intermediate Fund had the following open futures contracts as of September 30, 1997:

                                                           NOTIONAL                       EXPIRATION        UNREALIZED
                         TYPE                               AMOUNT        POSITION           MONTH          GAIN/(LOSS)
                         -----                            ----------      ---------     ---------------     -----------
5 Year Treasury........................................   $ (300,000)     Short         December, 1997        $(2,920)
10 Year Treasury.......................................    4,800,000      Long          December, 1997         52,846
10 Year Treasury.......................................      900,000      Long          March, 1998             7,460
                                                                                                            -----------
                                                                                        Total                 $57,386
                                                                                                            -----------
                                                                                                            -----------

Futures transactions involve costs and may result in losses. The effective use of futures strategies depends on the Fund's ability to terminate futures positions at times when the Fund's investment adviser deems it desirable to do so. The use of futures also involves the risk of imperfect correlation among movements in the values of the securities underlying the futures purchased and sold by the Fund, of the futures contract itself, and of the securities which are the subject of a hedge.

The aggregate market value of investments pledged to cover margin requirements for the open positions at September 30, 1997 was $67,625.

3. INVESTMENT ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

Smith Breeden Associates, Inc. (the "Adviser"), a registered investment adviser, provides the Fund with investment management services. As compensation for these services, the Intermediate Fund pays the Adviser a fee computed daily and payable monthly, at an annual rate equal to 0.70% of the Fund's average daily net asset value.

The Adviser has voluntarily agreed to reduce or otherwise limit other expenses of the Intermediate Fund (excluding advisory fees and litigation, indemnification and other extraordinary expenses) to 0.88% of the Fund's average daily net assets. This voluntary agreement may be terminated or modified at any time by the Adviser in its sole discretion except that the Adviser has agreed to limit expenses of the Fund to 0.88% through August 1, 1998. For the six-months ended September 30, 1997, the Adviser received fees of $145,889 and reimbursed the Fund $31,716.

Effective August 1, 1994, the Fund adopted a Distribution and Services Plan (the "Plan") pursuant to Rule 12b-1 under the 1940 Act. The purpose of the Plan is to permit the Adviser to compensate investment dealers and other persons involved in servicing shareholder accounts for services provided and expenses incurred in promoting the sale of shares of the Fund, reducing redemptions, or otherwise maintaining or improving services provided to shareholders by such dealers or other persons. The Plan provides for payments by the Adviser, out of its advisory fee, to dealers and other persons at the annual rate of up to 0.25% of the Intermediate Fund's average net assets subject to the authority of the Trustees of the Fund to reduce the amount of payments permitted under the Plan or to suspend the Plan for such periods as they may determine. Subject to these limitations, the amount of such payments and the purposes for which they are made shall be determined by the Adviser.

Certain officers and trustees of the Fund are also officers and directors of the Adviser.

SMITH BREEDEN INTERMEDIATE DURATION U.S. GOVERNMENT FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED) (UNAUDITED)
--------------------------------------------------------------------------------

4. INVESTMENT TRANSACTIONS

During the six-months ended September 30, 1997, purchases and proceeds from sales of securities, other than short-term investments, aggregated $66,560,069 and $65,365,098, respectively. The purchases and proceeds shown above do not include dollar roll agreements which are considered borrowings by the Intermediate Fund. The cost of securities for federal income tax purposes is $41,638,340. Net unrealized appreciation of investments, short sales and futures contracts consist of:

Gross unrealized appreciation....................................   $840,396
Gross unrealized depreciation....................................     (2,391)
                                                                    --------
Net unrealized appreciation......................................   $838,005
                                                                    --------
                                                                    --------

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